Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Table Text Block Supplement [Abstract]
Schedule of Related Party Payables
	September 30, 2018	March 31, 2018
Short-term advances [1]	$594,380	$1,880
Short-term Promissory Note entered into on 8/17/18, in default [2]	105,000	-
	$694,380	$1,880

	Year Ended March 31,
	2018	2017
Short term advances [1]	$1,880	$100,000
Revenue-based funding agreement entered into on 11/8/15 [2]	-	180,000
Short-term promissory note entered into on 9/13/16 [3]	-	150,000
Promissory note entered into on 11/15/16 [4]	-	895
Promissory note entered into on 3/15/17 [5]	-	375,000
	$1,880	$805,895

[1]	We periodically receive advances for operating funds from our current majority shareholders (former members of Wealth Generators prior to the reverse acquisition) and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand, generally have no set interest rates associated with them, and are unsecured. During the year ended March 31, 2018, we received $498,380 in cash proceeds from advances, incurred $64,605 in interest, and repaid related parties a total of $661,105.

[2]	On November 16, 2015, then a majority member of Wealth Generators (pre-reverse acquisition) and currently a majority shareholder advanced funds of $150,000 under a Revenue-based Funding Agreement, which required that beginning December 30, 2015, we would pay an amount equal to 2% of our top-line revenue generated from the prior month to reduce the loan until the lender had received $450,000. During the year ended March 31, 2018, we agreed to issue 10,000,000 shares of common stock to extinguish $90,000 in debt and to pay $15,000 per month for six months, for a total of $90,000, under a Conversion Agreement. We repaid $90,000 in cash during the year ended March 31, 2018.

[3]	A member of the senior management team has continuously advanced funds of $150,000 at various times, beginning on September 14, 2016, under short-term Promissory Notes and their applicable amendments. All of the notes carry the same terms, have a fixed interest payment of $7,500, and are generally due in less than four weeks. Under this arrangement, during the year ended March 31, 2018, we incurred $27,000 of interest and repaid a total of $177,000.

[4]	We entered into a Promissory Note for $94,788 with a company owned by immediate family members of two members of our executive management team. Funds were advanced to us on November 16 and December 16, 2016, in the amounts of $78,750 and $16,038, respectively. The Promissory Note had a 12-month term, an annual interest rate of 8%, and no prepayment penalty. During the year ended March 31, 2017, we incurred $895 in interest expense on the note and repaid the entire principal balance of $94,788. During the year ended March 31, 208 we repaid the remaining interest balance of $895.

[5]	A company that was a majority member of Wealth Generators (pre-reverse acquisition) and is currently a majority shareholder entered into a Promissory Note in the amount of $300,000, advancing funds on March 17, 2017. The note had a fixed interest amount of $75,000 and matured on September 16, 2017, but was extended initially through November 16, 2017, and then extended a second time through December 31, 2017. An additional $12,500 in interest was incurred for the second extension and total repayments of $387,500 were made on this arrangement during the year ended March 31, 2018.